Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2025
Accrued expenses
Schedule of accrued expenses

(U.S. Dollars in thousands)	At June 30, 2025	At December 31, 2024
Operating expenses	$2,928	$3,629
Interest expenses	4,969	4,936
EU ETS current liability (1)	4,075	—
Other expenses	6,455	2,900
Total accrued expenses	$18,427	$11,465